Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Other Accounts Receivable
Schedule of accounts, notes, loans and financing receivable

	As of December 31,
	2019	2018
	(in thousands)
Government institutions	$178	$51
Prepaid expenses	601	167
Others	48	—
	$827	$218